Deposits Paid For Business Acquisitions (Details) - USD ($)	1 Months Ended	6 Months Ended
	May 24, 2022	Jun. 30, 2022
Deposits Paid For Business Acquisitions (Details) [Line Items]
Restricted ordinary shares percentage	90.00%
Cash amount paid		$ 2,160,000
Restricted ordinary shares		9,720,000
Restricted ordinary shares issued per share		$ 0.5
Deposit paid for business acquisitions		$ 4,860,000
Shenzhen Kewei Robot Technology Co., Limited [Member]
Deposits Paid For Business Acquisitions (Details) [Line Items]
Acquire of equity interests	100.00%
Acquisition purchase price	$ 21,600,000
Paid in mix of cash percentage	10.00%
Restricted ordinary per share	$ 2